Related Parties	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

Note 11. Related Parties

The Company’s major related party entities are: ESW LLC, a Florida limited liability company partially owned by the Company’s Chief Executive Officer and Chief Operating Officer, VS, an importer and installer based in Panama owned by related party family members, and Union Temporal ESW (“UT ESW”), a temporary contractual joint venture under Colombian law with Ventanar S. A. managed by related parties that expires at the end of its applicable contracts.
The following is a summary of assets, liabilities, and income and expense transactions with all related parties, shareholders, directors and managers:

	(in thousands)
	September 30, 2015	December 31, 2014
Assets
Due from ESW LLC	$20,477	$13,814
Due from VS	8,351	7,979
Due from UT ESW	—	2,000
Due from other related parties	2,787	4,534
	$31,615	$28,327
Long term payment agreement from VS	$2,536	$4,220
Liabilities
Due to A Construir S.A.	$550	$995
Due to other related parties	940	461
	$1,490	$1,456

	(in thousands)
	Three months ended September 30,		Nine months ended September 30,
	2015	2014	2015	2014
Revenues
Sales to ESW LLC	$14,366	$8,872	$37,264	$27,023
Sales to VS	1,229	1,662	3,828	8.898
Sales to UT ESW	(662)	30	—	145
Expenses
Fees paid to directors and officers	$235	$32	$1,012	$653
Payments to other related parties*	288	(89)	1,126	1,073
Sales to other related parties were less than $0.7 million and $0.4 million in the three months and the nine months ended September 30, 2015 and less than $0.1 million for the three and nine months ended September 30, 2014, respectively.
* Payments to other related parties in 2015 and 2014 consists of donations to Fundación Tecnoglass.
In December 2014, the Company and VS executed a three-year payment agreement for recovery of trade receivables outstanding for $6.6 million with an interest rate of Libor + 4.7% paid semiannually. The payment agreement was accounted for at fair value.
In 2013, the Company guaranteed a loan for $0.2 million used to develop a lot adjacent to the Alutions plant into a related party fuel service station Santa Maria del Mar S.A. At September 30, 2015, the guarantee was in good standing and no liabilities have been recorded, and the Company was in the process of restructuring the guarantee to exclude the involvement of Tecnoglass, S.A., as required by the merger agreement.
In December 2014, ESW LLC, a related party, guaranteed a mortgage loan for $3.9 million for the acquisition of real properties in Miami-Dade County, Florida in favor of Tecnoglass RE, a wholly owned subsidiary of the Company.

Note 15. Related Parties

The Company’s major related party entities disclosed in this footnote are: (i) ES Windows LLC (“ESW LLC”), a Florida LLC partially owned by the Company’s Chief Executive Officer and Chief Operating Officer, (ii) Ventanas Solar S.A. (“VS”), an importer and installer based in Panama owned by related party family members, (iii) Union Temporal ESW (“UT ESW”), a temporary contractual joint venture with Ventanar S. A. under Colombian law that is managed by related parties and that expires at the end of its applicable contract, (iv) UT Semáforos Barranquilla (“UT SB”), a temporary contractual joint venture with related party Construseñales S.A. under Colombian law that expires at the end of its applicable contract, (v) A Construir S.A., a heavy construction company in which the Company’s CEO, COO and other related parties are equity investors, (vi) Construseñales S.A., a traffic signal construction company in which the Company’s CEO, COO and other related parties are equity investors.
The following is a summary of assets, liabilities, and income and expense transactions with all related parties, shareholders, directors and managers:

	At December 31, 2014	At December 31, 2013
Current Assets
Due from ESW LLC	$13,814	$11,823
Due from VS	7,979	5,050
Due from UT ESW	2,001	3,199
Due from other related parties	4,534	1,346
	$28,327	$21,418
Trade receivable from VS	$4,220	$5,722
Liabilities
Due to A Construir S.A.	$(995)	$(2,314)
Due to UT SB	—	(1,287)
Due to Construseñales S.A.	—	(3,633)
Due to other related parties	(461)	(1,163)
	$(1,456)	$(8,397)
Sales to other related parties was less than $0.1 million in the year ended December 31, 2014 and 2013.

	Year Ended
	2014	2013
Revenues–
Sales to ESW LLC and VS	$47,630	$28,788
Expenses–
Fees paid to Directors and Officers	1,327	408
Paid to other related parties	3,549	512
In 2014, the Company and VS executed a three year payment agreement for recovery of trade receivables outstanding for $6.6 million with an interest rate of Libor + 4.7% paid semiannually. As of December 31, 2014, the payment plan was accounted for at fair value.
In 2013, the Company guaranteed a loan for $163 used to develop a lot adjacent to the Alutions plant into a related party fuel service station, Santa Maria del Mar S.A. At December 31, 2014, the guarantee was in good standing and no liabilities have been recorded, and the Company was in the process of restructuring the guarantee to exclude the involvement of Tecnoglass, S.A., as required by the merger agreement.
In April 2014, the Company guaranteed approximately $300 of bank loans for the Company’s Foundation. As of December 31, 2014, the loan balance was $60, and the guarantee is in good standing. No liabilities have been recorded.
In December 2014, ESW LLC, a related party, guaranteed a mortgage loan for $3,920 for the acquisition of real properties in Miami-Dade County, Florida by Tecnoglass RE LLC, a wholly owned subsidiary of the Company.